FAIR VALUE MEASUREMENT - Assets (liabilities) measured at fair value on recurring basis (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Financial Instruments
Assets transfer out of Level 1 into Level 2	$ 0.0
Assets transfer out of Level 2 into Level 1	0.0
Liabilities transfer out of Level 1 into Level 2	0.0
Liabilities transfer out of Level 2 into Level 1	0.0
Assets transfers into Level 3 fair value measurements	0.0
Assets transfers out of Level 3 fair value measurements	0.0
Liabilities transfers into Level 3 fair value measurements	0.0
Liabilities transfers out of Level 3 fair value measurements	0.0
Recurring basis
Financial Instruments
Available-for-sale investments	188.0
Financial assets	207.6
Recurring basis | Level 1
Financial Instruments
Available-for-sale investments	188.0
Financial assets	188.0
Recurring basis | Level 2
Financial Instruments
Financial assets	19.6
Recurring basis | TRS
Financial Instruments
Financial assets	0.6
Recurring basis | TRS | Level 2
Financial Instruments
Financial assets	0.6
Foreign currency forward and collar contracts | Recurring basis
Financial Instruments
Financial assets	6.1
Foreign currency forward and collar contracts | Recurring basis | Level 2
Financial Instruments
Financial assets	6.1
Energy swap contracts | Recurring basis
Financial Instruments
Financial assets	12.9
Energy swap contracts | Recurring basis | Level 2
Financial Instruments
Financial assets	$ 12.9